JD Technology reorganization (Details) - JD Technology [Member] - CNY (¥) ¥ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2017	Dec. 31, 2018
JD Technology reorganization
Percentage of equity interest converted from profit sharing right		36.80%
Additional cash in investment	¥ 4,000	¥ 1,780
Equity method investment, ownership percentage	41.70%	36.80%
Dual Class Voting Shareholding Structure [Member]
JD Technology reorganization
Percentage of Voting Right		18.70%
Held-for-sale
JD Technology reorganization
Percentage of equity stake disposed			68.60%
Amount raised			¥ 14,300
Percentage of profit sharing right			40.00%	36.00%
Percentage of equity interest can be converted from profit sharing right			40.00%	36.00%